Leases, Commitment and Contingencies (Tables)	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Schedule of undiscounted future minimum lease payments under non-cancellable leases

The table below reconciles the undiscounted future minimum lease payments under non-cancellable leases with terms of more than one year to the total lease liabilities recognized on the consolidated balance sheets as of April 30, 2021 (Successor):

Fiscal Year Ended January 31, 2021 (in thousands):	Operating Leases	Finance Leases
2022 (excluding 3 months ended April 30, 2021)	$3,898	$1,209
2023	4,065	—
2024	3,499	—
2025	2,684	—
2026	1,245
Thereafter	6,245	—
Total future minimum lease payments	21,636	1,209
Less effects of discounting	(5,692)	(93)
Total lease liabilities	$15,944	$1,116

Reported as of April 30, 2021
Lease liabilities	$3,574	$1,116
Long-term lease liabilities	12,370	—

Total lease liabilities	$15,944	$1,116

	Operating	Finance
As of January 31, 2021 (in thousands):	Leases	Leases
2022	$5,203	$1,112
2023	4,070	—
2024	3,514	—
2025	2,697	—
Thereafter	7,509	—
Total future minimum lease payments	22,993	1,112
Less effects of discounting	(6,120)	(90)
Total lease liabilities	$16,873	$1,022
Reported as of January 31, 2021
Lease liabilities	$3,718	$1,022
Lease liabilities non-current	13,155	—
Total lease liabilities	$16,873	$1,022